                      PROVIDENT NATIONAL ASSURANCE COMPANY
                               SEPARATE ACCOUNT B
                                 JUNE 30, 1998
                               SEMIANNUAL REPORT

                                  MANAGEMENT


                    BOARD OF MANAGERS OF SEPARATE ACCOUNT B

     Henry E. Blaine
     H. Grant Law, Jr.
     David G. Fussell
     Susan N. Roth, Secretary
      to the Board of Managers


                             PRINCIPAL OFFICERS OF
                      PROVIDENT NATIONAL ASSURANCE COMPANY


     J. Harold Chandler, Chairman, President and Chief Executive Officer Thomas R. Watjen, Vice Chairman and Chief Financial Officer
     Robert O. Best, Executive Vice President and Chief Information Officer
     F. Dean Copeland, Executive Vice President and General Counsel
     Thomas B. Heys, Jr., Executive Vice President, Institutional Sales Peter C. Madeja, Executive Vice President
     Jeffrey F. Olingy, Executive Vice President, Sales Support
     Robert C. Greving, Senior Vice President and Chief Actuary
     Ralph A. Rogers, Jr., Senior Vice President and Treasurer
     Susan N. Roth, Vice President, Secretary and Counsel
     Vicki W. Corbett, Vice President and Controller



This report and the financial statements attached are submitted solely for the general information of contract owners of Separate Account B and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN
PROVIDENT NATIONAL'S
VARIABLE ANNUITY CONTRACTS



          This semiannual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the six months ended June 30, 1998. Comparative figures which relate to Separate Account B's activities during the first half of 1998 are provided below.

          The accumulation unit value for Separate Account B increased 18.3% in the first half of 1998, from $11.384926 at year end 1997 to $13.465013 on June 30, 1998. During this same period, the S&P 500 index rose by a yield adjusted 17.7%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on June 30, 1998, was 1,157,133, down from 1,310,831 six months earlier. As a result of withdrawals, net purchase payments received, and changes in the accumulation unit value, total contract owners' equity on June 30, 1998, was $17,908,597 compared to $16,453,121 on December 31, 1997.

          Performance for the first half of 1998 has continued strong for your fund and for common stocks in general, especially for stocks of large, growing companies. The first half return for the S&P 500 index was 17.7% and follows three consecutive years of 20% plus returns. Returns were highest in such industries as communications, technology, retail, and drugs that are viewed as healthy and growing. The weakest returns were in commodity-oriented industries such as energy and paper that may be hurt from Asian weakness. Smaller stocks did not perform as well as large stocks. For example the Russell 2000 index (comprised of the smallest 2000 of the largest 3000 companies) was up only 5.3% for the first half of 1998, far less than the large-company-dominated S&P 500 index.

          From here, the outlook is mixed. The economy is likely to slow down which will pressure corporate profits in the second half. However, inflation is under control and the Federal Reserve is unlikely to raise interest rates near term. This means a recession is unlikely and valuations can remain high. Overall, returns should moderate from recent high levels, but the chance of a severe, long-term correction is low.

          Thank you for your continued support.



                                /s/ David Fussell
                                -----------------------------------
                                David Fussell
                                Chairman, Board of Managers
                                Provident National Assurance Company
                                Separate Account B

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B
(UNAUDITED)


JUNE 30, 1998


Statement of Assets and Liabilities................................   3
Statement of Operations............................................   4
Statements of Changes in Variable Annuity Contract Owners' Equity..   5
Schedule of Investments............................................   6
Supplementary Information..........................................   9
Notes to Financial Statements......................................  10
Accumulation Unit Value Table......................................  12

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)


PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


                                                         June 30, 1998
                                                         -------------
ASSETS

Investments:
 Common stocks--at market value
  (cost: $9,584,430)                                        17,892,335

Cash                                                            30,760
Accrued dividends and interest                                   9,328
Amounts due from Provident National Assurance Company              844
                                                            ----------

   TOTAL ASSETS                                             17,933,267
                                                            ----------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Amounts payable for terminations and variable annuity
 benefits                                                        6,514
Management fee and other amounts due Provident
 National Assurance Company                                     18,156
                                                            ----------

   TOTAL LIABILITIES                                            24,670
                                                            ----------
Variable annuity contract owners' equity:
 Deferred annuity contracts terminable by owners--
   (accumulation units outstanding: 1,157,133 unit
   value: $13.465013)                                       15,580,807
 Annuity contracts in pay-out period                         2,327,790
                                                           -----------

   TOTAL CONTRACT OWNERS' EQUITY                           $17,908,597
                                                           ===========




See notes to financial statements.

STATEMENT OF OPERATIONS
(UNAUDITED)


PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


                                                            Six Months Ended
                                                              June 30, 1998
                                                            -----------------

INVESTMENT INCOME

 Income:
   Dividends                                                   $   62,928
   Interest                                                         2,131
                                                               ----------
                                                                   65,059
                                                               ----------


 Expenses--Note C:
   Investment advisory services                                    41,803
   Mortality and expense assurances                                58,524
                                                               ----------
                                                                  100,327
                                                               ----------


                        NET INVESTMENT LOSS                       (35,268)
                                                               ----------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS--NOTE A


Net realized gain from investment transactions
   (excluding short-term securities):
   Proceeds from sales                                          2,146,921
   Cost of investments sold                                     1,065,512
                                                               ----------
     Net realized gain                                          1,081,409
                                                               ----------

Net unrealized appreciation of investments:
   At end of period                                             8,307,905
   At beginning of period                                       6,462,658
                                                               ----------
     Increase in net unrealized appreciation of investments     1,845,247
                                                               ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                 2,926,656
                                                               ----------

                        NET INCOME                             $2,891,388
                                                               ==========

Ration of expenses to total investment income                     154.21%
                                                               ==========



See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS' EQUITY
(UNAUDITED)


PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


                                                           Six Months Ended       Year Ended
                                                             June 30, 1998    December 31, 1997
                                                           -----------------  ------------------

BALANCE AT BEGINNING OF PERIOD                                  $16,453,121         $13,917,113
                                                                -----------         -----------

FROM INVESTMENT ACTIVITIES:

 Net investment loss                                                (35,268)            (23,336)
 Net realized gain on investments                                 1,081,409           2,046,808
 Increase in net unrealized appreciation of investments           1,845,247           2,459,309
                                                                -----------         -----------
 Increase in contract owners' equity from
   investment activities                                          2,891,388           4,482,781
                                                                -----------         -----------

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

 Net contract purchase payments (Units purchased:
   1998--554.606;
   1997--16,110.275)                                                  6,941             174,149
 Terminations and death benefits (Units terminated:
   1998--103,365.486:
   1997--206,229.494)                                            (1,286,389)         (1,974,221)
 Variable annuity benefits paid (Number of units:
   1998--12,346.647;
   1997--14,527.206)                                               (156,464            (146,701)
                                                                -----------         -----------
 Decrease in contract owners' equity from variable
   contract transactions                                         (1,435,912)         (1,946,773)
                                                                -----------         -----------
NET INCREASE IN CONTRACT OWNERS' EQUITY                           1,455,476           2,536,008
                                                                -----------         -----------

BALANCE AT END OF PERIOD                                        $17,908,597         $16,453,121
                                                                ===========         ===========




See notes to financial statements.

SCHEDULE OF INVESTMENTS

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

JUNE 30, 1998


                                      Number of    Market
                                       Shares      Value
                                      ---------  ----------

COMMON STOCKS

 CAPITAL GOODS (12.4%)

   Corning, Inc.                        2,800  $   97,300
   Emerson Electric Company             7,800     470,925
   General Electric Company             7,800     708,825
   Thermo Electron Corporation          2,500      85,470
   Textron, Inc.                        5,000     358,440
   USA Waste Services, Inc.             5,900     291,313
   USA Filter Corporation               7,600     212,648
                                               ----------
                                                2,224,921

 CONSUMER GOODS (8.2%)

   Coca-Cola Company                    6,000     513,000
   Lear Corporation                     3,200     164,202
   Newell Company                       4,000     199,252
   PepsiCo, Inc.                        8,000     329,504
   Proctor & Gamble Company             3,000     273,189
                                               ----------
                                                1,479,147

 CONSUMER SERVICES (16.1%)

   Cendant Corporation                  5,604     114,882
   Comcast Corporation Class A         12,500     507,813
   Walt Disney Company                  3,200     336,202
   Gannett Company, Inc.                6,000     426,377
   McDonald's Corporation               4,500     310,500
   Safeway, Inc.                       10,400     423,155
   Office Depot, Inc.                   3,000      94,689
   Wal-Mart Stores, Inc.                8,000     486,000
   Viacom, Inc. Class B                 3,000     174,750
                                               ----------
                                                2,874,368

 ENERGY (1.9%)

   Atlantic Richfield Company             800      62,500
   EVI Inc.                             3,600     133,200
   Royal Dutch Petroleum Company        2,900     158,957
                                               ----------
                                                  354,657

See notes to financial statements.

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

JUNE 30, 1998


                                         Number of    Market
                                          Shares      Value
                                         ---------  ----------

 FINANCIAL (9.9%)

   American Express Company                 4,000  $  455,000
   Chase Manhattan Corporation              9,600     724,800
   First Union Corporation                  3,645     212,321
   NationsBank Corporation                  4,000     306,752
   Washington Mutual, Inc.                  1,800      78,188
                                                   ----------
                                                    1,777,061

 HEALTH CARE (15.4%)

   Bristol-Myers Squibb Company             3,500     402,283
   Eli Lilly & Company                      2,700     178,875
   HealthSouth Corporation                 20,600     549,773
   Johnson & Johnson                        9,032     668,368
   Medtronic Inc.                           5,000     318,750
   Merck & Company, Inc.                    2,800     374,500
   National Data Corporation                1,500      65,625
   Tenet Healthcare Corporation             6,800     212,500
                                                   ----------
                                                    2,770,674

 TECHNOLOGY-HARDWARE (9.1%)

   Cisco Systems, Inc.                      2,400     220,951
   Compaq Computer Corporation              6,000     170,250
   Hewlett Packard Company                  3,000     179,626
   Lucent Technologies, Inc.                6,888     572,999
   SCI Systems, Inc.                       10,000     377,500
   3Com Corporation                         3,250      99,736
                                                   ----------
                                                    1,621,062

 TECHNOLOGY-SOFTWARE (9.7%)

   Computer Associates International       10,500     583,412
   First Data Corporation                   2,900      96,607
   Microsoft Corporation                    8,000     867,000
   Oracle Corporation                       7,500     184,223
                                                   ----------
                                                    1,731,242



See notes to financial statements.

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

JUNE 30, 1998


                                                  Number of    Market
                                                   Shares       Value
                                                  ---------  -----------

COMMON STOCKS (CONTINUED)

 TECHNOLOGY-OTHER (8.4%)

   Airtouch Communications, Inc.                     11,000  $   642,818
   Boeing Company                                     4,000      178,252
   Inacom Corporation                                 2,300       73,025
   Intel Corporation                                  7,700      570,763
   Motorola, Inc.                                     1,000       52,563
                                                             -----------
                                                               1,517,421

 UTILITIES (8.8%)

   Sprint Corporation                                 3,000      211,500
   Teleport Communications Group, Inc. Class A       10,000      542,500
   Tel-Save Holdings                                  2,900       42,775
   Thermo Ecotek Corporation                          1,800       28,125
   Worldcom, Inc.                                    14,800      716,882
                                                             -----------
                                                               1,541,782



 TOTAL COMMON STOCKS (99.9%)                                  17,892,335
                                                             -----------

 TOTAL INVESTMENTS (99.9%)                                    17,892,335

 CASH AND RECEIVABLES LESS LIABILITIES (.1%)                      16,262
                                                             -----------

 TOTAL VARIABLE ANNUITY CONTRACT
   OWNERS' EQUITY (100.0%)                                   $17,908,597
                                                             ===========





See notes to financial statements.

SUPPLEMENTARY INFORMATION
(UNAUDITED)

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


Selected data for an accumulation unit outstanding throughout each year:

                                                  Six Months
                                                    Ended                      Year Ended December 31
                                                June 30, 1998       1997         1996         1995         1994
                                               ---------------  ------------  -----------  -----------  -----------

Investment income                                 $      .05    $      .10    $      .11   $      .13   $      .15
Expenses                                                 .07           .12           .09          .07          .07
                                                  ----------    ----------    ----------   ----------   ----------
Net investment income (loss)                            (.02)         (.02)          .02          .06          .08
Net realized and unrealized gain (loss)
 on investments                                         2.11          2.96          1.51         1.44         (.32)
                                                  ----------    ----------    ----------   ----------   ----------
Net increase (decrease) in contract owners'
 equity                                                 2.09          2.94          1.53         1.50         (.24)
Net contract owners' equity:
 Beginning of period                                   11.38          8.44          6.91         5.41         5.65
                                                  ----------    ----------    ----------   ----------   ----------
 End of period                                    $    13.47    $    11.38    $     8.44   $     6.91   $     5.41
                                                  ==========    ==========    ==========   ==========   ==========


Ratio of expenses to average contract
 owners' equity                                          .58 %        1.16 %        1.20%        1.21%        1.21%
Ratio of net investment income (loss)
 to average contract owners' equity                     (.20)%        (.16)%        0.30%        0.89%        1.72%
Portfolio turnover                                         4 %          25 %          28%         101%          70%
Number of accumulation units outstanding
 at end of period                                  1,157,133     1,310,831     1,538,926    1,767,394    2,097,793




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

NOTE A--INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Provident National Assurance Company (a wholly-owned subsidiary of Provident Companies, Inc.) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

Common stocks and bonds are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are valued at cost plus accrued interest.

Realized and unrealized gains and losses are credited to or charged to variable annuity contract owners' equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. If determined on the average cost basis, the net realized gain would have been $1,082,025 and $2,046,415 for the six months ended June 30, 1998 and the year ended December 31, 1997, respectively. There were gross unrealized gains of $8,599,200 and gross unrealized losses of $291,296 at June 30, 1998. Security transactions are recorded on the date the securities are purchased or sold which is the common practice of the industry. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the six months ended June 30, 1998 and the year ended December 31, 1997 is shown below.

                                      Six Months Ended     Year Ended
                                      June 30, 1998    December 31, 1997
                                      ----------------  -----------------

Cost of investments purchased           $5,027,648        $12,440,923
 Less: Short-term securities             4,317,504          8,714,428
                                        ----------        -----------
                                        $  710,144        $ 3,726,495
                                        ==========        ===========

Proceeds from investments sold          $6,464,425        $14,470,491
 Less: Short-term securities             4,317,504          8,911,330
                                        ----------        -----------
                                        $2,146,921        $ 5,559,161
                                        ==========        ===========

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

NOTE B--FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Provident National Assurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C--EXPENSES

Deductions are made by Provident National Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

NOTE D--COMMITMENTS

On May 15, 1998 Provident completed an Asset Transfer and Acquisition Agreement under which American General Corporation will assume Provident's individual and tax-sheltered annuity business including all individual annuities. American General Corporation will assume the administration, but not the ownership, of Provident's two registered separate accounts, Separate Account B and The Paul Revere Variable Annuity Contract Accumulation Fund.

ACCUMULATION UNIT VALUE TABLE
(UNAUDITED)

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


End of Month     Accumulation Unit Value  End of Month  Accumulation Unit Value
---------------  -----------------------  ------------  -----------------------

December 1968            1.036279         March 1993           5.208499
December 1969            1.080379         June                 5.190340
December 1970            1.030039         September            5.441446
December 1971            1.178612         December             5.646864
December 1972            1.403795         March 1994           5.386379
December 1973            1.126624         June                 5.274454
December 1974             .863269         September            5.475394
December 1975            1.022844         December             5.410722
December 1976            1.156853         March 1995           5.656995
December 1977            1.064425         June                 6.194660
December 1978            1.094150         September            6.505252
December 1979            1.219189         December             6.908158
December 1980            1.555258         March 1996           7.309625
December 1981            1.473246         June                 7.593667
December 1982            1.812441         September            7.851947
December 1983            2.132092         December             8.435567
December 1984            2.029912         March 1997           8.468896
December 1985            2.480050         June                10.238554
December 1986            2.743444         September           11.146167
December 1987            2.734169         December            11.384926
December 1988            3.087892         January 1998        11.579188
December 1989            3.812606         February            12.469525
December 1990            3.736441         March               12.975484
December 1991            5.036212         April               13.175727
March 1992               4.735470         May                 12.691816
June                     4.585274         June                13.465013
September                4.694884
December                 5.028547

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000.

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1991, on the last valuation day of each quarter from 1992 through December 1997, and on the last valuation day during each month of 1998. The results shown should not be considered as a representation of the results which may be realized in the future.